Investment property	12 Months Ended
Dec. 31, 2023
Investment property [abstract]
Investment property	Investment property

Changes in the Group’s investment property in 2023 and 2022 were as follows:

	2023	2022
Beginning of the year	33,330	32,132
Net gain/(loss) from fair value adjustment (Note 8)	10,620	(2,961)
Exchange difference	(10,586)	4,159
End of the year	33,364	33,330
Fair value	33,364	33,330
Net book amount	33,364	33,330

Investment properties are measured at fair value using a sales comparison approach prepared by an independent expert. Sale prices of comparable properties are adjusted considering the specific aspects of each property, the most relevant assumption being the price per hectare (Level 3). The increase/decrease in the fair value of investment property is recognized in the Statement of income under the line item “Other operating income, net”. The Group estimated that, other factors being constant, a 10% reduction on the sales price for the period ended December 31, 2023 and 2022 would have caused a reduction of US$3.3 million and US$3.3 million respectively in the value of the investment properties, which would impact the line item “Net gain from fair value adjustment”.